Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Millions		6 Months Ended	12 Months Ended
		Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		$ 40,034
Balance at end of period		41,096	$ 40,034
Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		(4,818)	(4,794)
Effect of movements in foreign exchange		(370)	470
Amortization		(430)	(845)
Impairment		0	(17)
Disposals through sale and derecognition		238	471
Transfer (to)/from other asset categories and other movements	[1]	22	(103)
Balance at end of period		(5,358)	(4,818)
Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		44,852	46,080
Effect of movements in foreign exchange		1,423	(2,065)
Acquisitions through business combinations		13	0
Acquisitions and expenditures		421	1,069
Disposals through sale and derecognition		(249)	(473)
Transfer (to)/from other asset categories and other movements	[1]	(6)	240
Balance at end of period		46,455	44,852
Brands [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		36,948
Balance at end of period		37,821	36,948
Brands [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		(91)
Effect of movements in foreign exchange		(1)
Disposals through sale and derecognition		0
Balance at end of period		(92)	(91)
Brands [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		37,040
Effect of movements in foreign exchange		863
Acquisitions through business combinations		13
Acquisitions and expenditures		10
Disposals through sale and derecognition		(7)
Transfer (to)/from other asset categories and other movements	[1]	(5)
Balance at end of period		37,914	37,040
Commercial intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		919
Balance at end of period		1,060	919
Commercial intangibles [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		(1,362)
Effect of movements in foreign exchange		(75)
Amortization		(77)
Disposals through sale and derecognition		231
Transfer (to)/from other asset categories and other movements	[1]	1
Balance at end of period		(1,283)	(1,362)
Commercial intangibles [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		2,281
Effect of movements in foreign exchange		97
Acquisitions and expenditures		190
Disposals through sale and derecognition		(231)
Transfer (to)/from other asset categories and other movements	[1]	7
Balance at end of period		2,343	2,281
Software [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		2,155
Balance at end of period		2,177	2,155
Software [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		(3,283)
Effect of movements in foreign exchange		(283)
Amortization		(339)
Impairment		0
Disposals through sale and derecognition		2
Transfer (to)/from other asset categories and other movements	[1]	(12)
Balance at end of period		(3,915)	(3,283)
Software [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		5,438
Effect of movements in foreign exchange		441
Acquisitions and expenditures		220
Disposals through sale and derecognition		(4)
Transfer (to)/from other asset categories and other movements	[1]	(4)
Balance at end of period		6,092	5,438
Other [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		12
Balance at end of period		39	12
Other [member] | Amortization and impairment losses [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		(81)
Effect of movements in foreign exchange		(11)
Amortization		(13)
Impairment		0
Disposals through sale and derecognition		5
Transfer (to)/from other asset categories and other movements	[1]	32
Balance at end of period		(67)	(81)
Other [member] | Acquisition cost [member]
Disclosure of detailed information about intangible assets [line items]
Balance at end of previous year		93
Effect of movements in foreign exchange		21
Acquisitions and expenditures		1
Disposals through sale and derecognition		(7)
Transfer (to)/from other asset categories and other movements	[1]	(3)
Balance at end of period		$ 106	$ 93

[1]	The transfer (to)/from other asset categories and other movements mainly relates to transfers from assets under construction to their respective asset categories, to the separate presentation in the statement of financial position of intangible assets held for sale in accordance with IFRS 5 Non-current assets held for sale and discontinued operations and to the restatement of non-monetary assets under hyperinflation accounting in line with IAS 29 Financial reporting in hyperinflationary economies.